UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2019(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%
	Shares	Value
BELGIUM — 1.9%
Galapagos ADR *	216,200	$22,190,768

CANADA — 2.8%
Shopify, Cl A *	194,500	32,767,415

CHINA — 6.6%
Alibaba Group Holding ADR *	338,700	57,067,563
Tencent Holdings	474,500	20,921,863

		77,989,426

GERMANY — 1.3%
Zalando * (A)	515,400	15,721,508

INDIA — 10.7%
Asian Paints	879,000	17,458,878
Eicher Motors	42,493	11,355,615
Housing Development Finance	1,314,000	35,516,984
Maruti Suzuki India	305,000	28,480,747
Motherson Sumi Systems	3,842,625	7,596,641
Titan	1,829,000	25,609,086

		126,017,951

JAPAN — 5.0%
Fast Retailing	38,000	17,383,888
Keyence	59,800	30,667,230
PeptiDream *	236,800	10,076,364

		58,127,482

NETHERLANDS — 5.1%
Adyen * (A)	28,114	20,842,466
ASML Holding ADR, Cl G	226,300	39,609,289

		60,451,755

SOUTH AFRICA — 1.7%
Naspers, Cl N	87,400	20,031,741

THAILAND — 4.7%
Airports of Thailand	9,263,200	20,458,056
CP ALL	13,995,200	34,828,416

		55,286,472

UNITED STATES — 56.6%
Communication Services — 8.7%
Alphabet, Cl A *	20,900	23,531,101
Alphabet, Cl C *	14,400	16,075,728
Facebook, Cl A *	139,500	23,253,255
Netflix *	115,700	39,280,150

		102,140,234

Consumer Discretionary — 14.6%
Amazon.com *	31,800	54,655,614
Booking Holdings *	15,200	27,858,712

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2019(Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary — (continued)

Las Vegas Sands	323,400	$18,873,624
NIKE, Cl B	561,200	45,951,056
Starbucks	360,000	24,530,400

		171,869,406

Financials — 3.2%
Charles Schwab	796,300	37,242,951

Health Care — 18.0%

ABIOMED *	31,500	11,058,705
Align Technology *	116,500	29,002,675
BioMarin Pharmaceutical *	192,300	18,878,091
Edwards Lifesciences *	289,100	49,268,422
Illumina *	121,200	33,910,548
Incyte *	326,659	26,325,449
Regeneron Pharmaceuticals *	70,000	30,048,900
Sarepta Therapeutics *	104,000	14,529,840

		213,022,630

Information Technology — 12.1%

Atlassian, Cl A *	316,400	31,133,760
Visa, Cl A	423,300	57,149,733
Workday, Cl A *	297,900	54,077,787

		142,361,280

		666,636,501

TOTAL COMMON STOCK (Cost $757,961,211)		1,135,221,019

TOTAL INVESTMENTS — 96.4% (Cost $757,961,211)		$1,135,221,019

Percentages are based on Net Assets of $1,177,177,651.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR       American Depositary Receipt

Cl           Class

As of January 31, 2019 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ending January 31, 2019, there were no transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019